Financial assets and liabilities - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial instruments
Financial assets	€ 15,799	€ 14,954
Financial assets at fair value	15,808	14,956
Financial liabilities	9,228	8,901
Financial liabilities at fair value	9,296	8,879
Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	299	286
Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	533	499
Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	92	5
Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	2,841	2,364
Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	865	779
Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	5,313	5,002
Long-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	2,918	3,637
Financial liabilities at fair value	2,986	3,614
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Long-term interest-bearing liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	78	61
Financial liabilities at fair value	78	61
Other long-term financial liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Other long-term financial liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other long-term financial liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	45	28
Other long-term financial liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	969	554
Financial liabilities at fair value	969	555
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other short-term financial liabilities
Fair value of financial instruments
Financial liabilities	1,371	536
Financial liabilities at fair value	1,371	536
Other short-term financial liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Other short-term financial liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other short-term financial liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	488	471
Other short-term financial liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Derivative liabilities
Fair value of financial instruments
Financial liabilities	299	286
Financial liabilities at fair value	299	286
Derivative liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Derivative liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	299	286
Derivative liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Derivative liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	380	404
Financial liabilities at fair value	380	404
Discounts without performance obligations | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Trade payables
Fair value of financial instruments
Financial liabilities	3,213	3,423
Financial liabilities at fair value	3,213	3,423
Trade payables | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Trade payables | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Trade payables | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Trade payables | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets	457	715
Financial assets at fair value	466	717
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Non-current interest-bearing financial investments | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Investments in venture funds
Fair value of financial instruments
Financial assets	865	784
Financial assets at fair value	865	784
Investments in venture funds | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	5
Investments in venture funds | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Investments in venture funds | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	865	779
Investments in venture funds | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Other non-current financial assets
Fair value of financial instruments
Financial assets	316	316
Financial assets at fair value	316	316
Other non-current financial assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Other non-current financial assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	97	96
Other non-current financial assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Other non-current financial assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	40	59
Other current financial assets
Fair value of financial instruments
Financial assets	432	285
Financial assets at fair value	432	285
Other current financial assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	92	0
Other current financial assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Other current financial assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Other current financial assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	25	22
Derivative assets
Fair value of financial instruments
Financial assets	197	134
Financial assets at fair value	197	134
Derivative assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Derivative assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	197	134
Derivative assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Derivative assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Trade receivables
Fair value of financial instruments
Financial assets	5,248	4,921
Financial assets at fair value	5,248	4,921
Trade receivables | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Trade receivables | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Trade receivables | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Trade receivables | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	5,248	4,921
Current interest-bearing financial investments
Fair value of financial instruments
Financial assets	1,661	1,565
Financial assets at fair value	1,661	1,565
Current interest-bearing financial investments | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Current interest-bearing financial investments | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	1,175	691
Current interest-bearing financial investments | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Current interest-bearing financial investments | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Cash and cash equivalents
Fair value of financial instruments
Financial assets	6,623	6,234
Financial assets at fair value	6,623	6,234
Cash and cash equivalents | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Cash and cash equivalents | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	1,372	1,443
Cash and cash equivalents | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Cash and cash equivalents | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost
Fair value of financial instruments
Financial assets	6,688	6,804
Financial assets at amortised cost | Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets	457	715
Financial assets at amortised cost | Investments in venture funds
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost | Other non-current financial assets
Fair value of financial instruments
Financial assets	179	161
Financial assets at amortised cost | Other current financial assets
Fair value of financial instruments
Financial assets	315	263
Financial assets at amortised cost | Derivative assets
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost | Trade receivables
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost | Current interest-bearing financial investments
Fair value of financial instruments
Financial assets	486	874
Financial assets at amortised cost | Cash and cash equivalents
Fair value of financial instruments
Financial assets	5,251	4,791
Financial liabilities at amortised cost
Fair value of financial instruments
Financial liabilities	8,396	8,116
Financial liabilities at amortised cost | Long-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	2,918	3,637
Financial liabilities at amortised cost | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	33	33
Financial liabilities at amortised cost | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	969	554
Financial liabilities at amortised cost | Other short-term financial liabilities
Fair value of financial instruments
Financial liabilities	883	65
Financial liabilities at amortised cost | Derivative liabilities
Fair value of financial instruments
Financial liabilities	0	0
Financial liabilities at amortised cost | Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	380	404
Financial liabilities at amortised cost | Trade payables
Fair value of financial instruments
Financial liabilities	€ 3,213	€ 3,423